Life Insurance Operations	12 Months Ended
Mar. 31, 2011
Life Insurance Operations

23. Life Insurance Operations

Life insurance premiums and related investment income in fiscal 2009, 2010 and 2011 consist of the following:

	Millions of yen			Millions of U.S. dollars
	2009	2010	2011	2011
Life insurance premiums	¥115,214	¥104,133	¥107,860	$1,297
Life insurance related investment income	2,537	11,465	10,613	128

	¥117,751	¥115,598	¥118,473	$1,425

The benefits and expenses of life insurance operations, included in life insurance costs in the consolidated statements of income, are recognized so as to associate with earned premiums over the life of contracts. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs (principally commissions and certain other expenses relating to policy issuance and underwriting). These policy acquisition costs are amortized over the respective policy periods in proportion to premium revenue recognized. Amortization charged to income for fiscal 2009, 2010 and 2011 amounted to ¥11,771 million, ¥10,994 million and ¥9,661 million ($116 million), respectively.